RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS Defined Contribution (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Defined Contribution Plan Disclosure [Line Items]
Maximum employer matching contribution in the 401(k) plan (in hundredths)	6.00%
Maximum employee contribution to 401(k)	50.00%
Defined contribution plan expense	$ 98	$ 93	$ 86
401(k) Additional company contribution
Defined Contribution Plan Disclosure [Line Items]
Transitional company contribution to employee 401(k)	4.00%
401(k) Additional company contribution | 3 Percent
Defined Contribution Plan Disclosure [Line Items]
Transitional company contribution to employee 401(k)	3.00%
401(k) Additional company contribution | 5 Percent
Defined Contribution Plan Disclosure [Line Items]
Transitional company contribution to employee 401(k)	5.00%
Foreign Plan
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan expense	$ 51	47	43
UNITED STATES
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan expense	$ 47	$ 46	$ 43